Subsidiaries - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Jan. 31, 2021	Jul. 31, 2020	Jul. 01, 2020 TWD ($)	Jun. 30, 2020
Disclosure of subsidiaries [Line Items]
Revenue	$ 216,739	$ 7,053	$ 210,478	$ 207,609
Net income	$ 37,869	$ 1,232	$ 37,047	34,704
IISI and its Subsidiaries [Member]
Disclosure of subsidiaries [Line Items]
Fair value of trade notes and accounts receivable acquired							$ 165
Gross contractual amount							167
Best estimates of contractual cash flows not expected to be collected as of acquisition date							$ 2
Revenue				208,605
Net income				$ 34,747
International Integrated Systems, Inc. ("IISI") [Member]
Disclosure of subsidiaries [Line Items]
Equity ownership percentage	51.00%	51.00%	51.00%		51.02%	51.54%		31.16%
Percentage of additional ownership interest obtained							20.38%
Chunghwa Telecom Co., Ltd. and Chunghwa Investment Co., Ltd. [Member] | CHIEF Telecom Inc. (CHIEF) [Member]
Disclosure of subsidiaries [Line Items]
Equity ownership percentage	58.67%	58.67%	58.89%
Chunghwa Telecom Co., Ltd. and Chunghwa Investment Co., Ltd. [Member] | CHT Security Co., Ltd. (CHTSC) [Member]
Disclosure of subsidiaries [Line Items]
Equity ownership percentage	73.09%	73.09%	77.46%
Chunghwa Telecom Co., Ltd. and Chunghwa Investment Co., Ltd. [Member] | IISI Plan [Member]
Disclosure of subsidiaries [Line Items]
Equity ownership percentage	51.02%	51.02%